Share-Based Payments - Warrants (Details)		1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2021 kr / shares	Sep. 30, 2022 EquityInstruments	May 31, 2022 EquityInstruments	Mar. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments kr / shares	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 EquityInstruments Options	Dec. 31, 2020 EquityInstruments	Jun. 30, 2021 EquityInstruments	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022 kr / shares	Dec. 31, 2022 kr / shares	Dec. 31, 2022 shares kr / shares	Dec. 31, 2022 EquityInstruments kr / shares	Dec. 31, 2022 kr / shares $ / shares	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2021 EquityInstruments kr / shares $ / shares	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2019 EquityInstruments	Aug. 31, 2022 kr / shares	Feb. 05, 2021 kr / shares	Aug. 10, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares										9.20%	10.60%
Executive management
Share-Based Payments
Warrants granted															491,612
Warrants
Share-Based Payments
Warrants Vesting period										36 months		36 months							36 months
Warrants as a percentage of outstanding shares													11.40%				11.80%	11.80%	13.80%
Warrants granted, price per share | (per share)																$ 2.24	kr 1	$ 5.38	kr 1
Warrants granted										260,000	161,000
Warrants granted					523,599		62,147	1,655						491,612	491,612		63,802	63,802	363,168
Shares that vest monthly (as a percent)										2.78	2.78
Warrants | CFO
Share-Based Payments
Warrants Vesting period			36 months
Warrants granted			45,000
Warrants granted															16,667					150,660
Warrants | COO
Share-Based Payments
Warrants Vesting period				36 months
Warrants granted				25,000
Warrants granted															20,833
Warrants | Executive management
Share-Based Payments
Warrants granted										100,000
Warrants granted						0	62,147										523,599	523,599
Warrants | CIO
Share-Based Payments
Warrants granted															35,000
Warrants | CSO
Share-Based Payments
Warrants granted															25,000
Warrants | CMO
Share-Based Payments
Warrants Vesting period									36 months
Warrants granted									62,147						25,000
Warrants | CBO
Share-Based Payments
Warrants granted															3,125
Warrants | CEO
Share-Based Payments
Warrants Vesting period		36 months
Warrants granted		50,000
Warrants granted															3,125
Ordinary Shares
Share-Based Payments
Nominal value per share prior to stock split | kr / shares	kr 2
Nominal value per share | kr / shares	kr 1				kr 1							kr 1	kr 1	kr 1	kr 1	$ 1	kr 1	$ 1			kr 1	kr 1	kr 1
Ordinary Shares | Warrants
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split | kr / shares	kr 2
Warrants granted, price per share | kr / shares	kr 1